CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Parent company condensed statements of income and comprehensive income
General and administrative expenses	¥ 17,639,506	$ 2,521,334	¥ 5,454,423	¥ 2,040,510
Research and development expenses	2,135,816	305,287	709,828	695,815
INCOME FROM OPERATIONS	(12,221,585)	(1,746,915)	6,385,127	11,569,527
Interest income	843	120	17,933	2,286
Other income, net	1,807,604	258,373	(142,477)	(393,278)
INCOME (LOSS) BEFORE INCOME TAXES	(10,714,689)	(1,531,525)	6,152,493	11,113,220
NET INCOME (LOSS) ATTRIBUTABLE TO JIADE LIMITED'S SHAREHOLDERS	(10,596,793)	(1,514,674)	5,603,227	9,483,524
Foreign currency translation adjustment	(1,504,835)	(215,096)	418,491
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO JIADE LIMITED'S SHAREHOLDERS	(12,101,628)	(1,729,770)	6,021,718	9,483,524
Parent company | Reportable Legal Entities
Parent company condensed statements of income and comprehensive income
General and administrative expenses	10,280,791	1,469,505	2,471,530
Research and development expenses	86,053	12,300	86,320
INCOME FROM OPERATIONS	(10,366,844)	(1,481,805)	(2,557,850)
Interest income	202	29	14,569
Other income, net	387,638	55,407
Equity in gain (loss) of subsidiaries	(617,789)	(88,305)	8,146,508	9,483,524
INCOME (LOSS) BEFORE INCOME TAXES	(10,596,793)	(1,514,674)	5,603,227	9,483,524
NET INCOME (LOSS) ATTRIBUTABLE TO JIADE LIMITED'S SHAREHOLDERS	(10,596,793)	(1,514,674)	5,603,227	9,483,524
Foreign currency translation adjustment	(1,504,835)	(215,096)	418,491
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO JIADE LIMITED'S SHAREHOLDERS	¥ (12,101,628)	$ (1,729,770)	¥ 6,021,718	¥ 9,483,524